SEGMENT REPORTING	12 Months Ended
Dec. 31, 2022
Segment Reporting [Abstract]
SEGMENT REPORTING	SEGMENT REPORTING
Business segments are defined as components of an enterprise about which discrete financial information is available that is evaluated regularly by the chief operating decision maker in deciding how to allocate resources and in assessing operating performance. Our operations are organized by management into operating segments by line of business. Subsequent to the disposal of the automotive reportable segment, we have determined that we have two reportable segments as defined in GAAP for segment reporting: powersports and vehicle logistics. Our powersports segment consists of the sale and distribution of new and used vehicles, principally consisting of motorcycles and other powersports vehicles. Our vehicle logistics segment provides nationwide transportation brokerage services between dealerships and auctions. Our vehicle logistics reportable segment has been determined to represent one operating segment and reporting unit. The accounting policies of the segments are the same and are described in Note 1.
The following table summarizes revenue, operating income (loss) from continuing operations, depreciation and amortization, and interest expense which are the measure by which management allocates resources to its continuing segments to each of our reportable segments.

	Powersports	Vehicle Logistics	Eliminations(1)	Total - Continuing Operations
Year Ended December 31, 2022
Revenue	$1,404,964	$57,317	$(3,344)	$1,458,937
Operating income (loss) from continuing operations	$(265,054)	$4,896	$26	$(260,132)
Depreciation and amortization	$22,970	$41	$—	$23,011
Interest expense	$(52,163)	$(1)	$—	$(52,164)
Change in derivative liability	$39	$—	$—	$39

Year Ended December 31, 2021
Revenue	$419,443	$48,804	$(4,964)	$463,283
Operating income (loss) from continuing operations	$(22,517)	$3,746	$—	$(18,771)
Depreciation and amortization	$5,981	$27	$(1)	$6,007
Interest expense	$(14,288)	$(6)	$—	$(14,294)
Change in derivative liability	$(8,799)	$—	$—	$(8,799)
Total assets by operating segment at December 31, 2022 and 2021 were as follows:

	Powersports	Vehicle Logistics	Eliminations (1)	Continuing Operations	Discontinued Operations	Total
Total assets at December 31, 2022	$1,872,201	$3,857	$(860,247)	$1,015,811	$11,399	$1,027,210
Total assets at December 31, 2021	$1,200,253	$14,913	$(260,468)	$954,698	$73,051	$1,027,749

(1)Intercompany investment balances related to the acquisitions of Wholesale, Inc. and Wholesale Express, RideNow, and Freedom Powersports, and receivables and other balances related intercompany activities are eliminated in the Consolidated Balance Sheets. Revenue and costs for intercompany services have been eliminated in the Consolidated Statements of Operations.